EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity
Schedule of composition of share capital

	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	120,000,000	40,129,409	120,000,000	39,165,805

Schedule of issued and outstanding capital

	Number of shares	NIS par value
Balance as of January 1, 2026	39,165,805	1,566,632
Vesting of RSU	60,863	2,435
Exercise of share options	902,741	36,110
Balance as of June 30, 2026	40,129,409	1,605,177